PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Property and equipment, gross	€ 12,661	€ 11,572
Less: accumulated depreciation and amortization	(8,916)	(8,594)
Total	3,745	2,978
Equipment
Property and equipment
Property and equipment, gross	9,553	8,894
Furniture, fixture, and fittings and other
Property and equipment
Property and equipment, gross	€ 3,108	€ 2,678